Notes payable - Secured Promissory Note 2029 (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2020 USD ($)	Jan. 31, 2017 USD ($) payment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 316,627
Repayment of debt			2,920	$ 3,995
Secured Promissory Notes - 2029
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 2,505
Number of installments for repayment | payment		2
Repayment of debt	$ 1,253	$ 1,252
Accrued interest paid	$ 1,766	$ 1,651
Interest expense			$ 115	$ 300
Secured Promissory Notes - 2029 | Interest rate for first $224 principal amount
Disclosure of detailed information about borrowings [line items]
Interest rate		12.00%
Secured Promissory Notes - 2029 | Interest rate for remaining balance
Disclosure of detailed information about borrowings [line items]
Interest rate		14.00%